UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Management Associates, Inc.
Address: 6220 S. Orange Blossom Trail
         Suite 145
         Orlando, FL  32809

13F File Number:  028-05720

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth A. Lang
Title:     President
Phone:     (407) 909-1126

Signature, Place, and Date of Signing:

   /s/ Beth A. Lang     Winter Park, FL     November 01, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $53,952 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
51JOB INC                      SP ADR REP COM   316827104      690    17275 SH       SOLE                    17275        0        0
AGRIUM INC                     COM              008916108     1414    21205 SH       SOLE                    21205        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109     1995    31135 SH       SOLE                    31135        0        0
ALTERA CORP                    COM              021441100      818    25930 SH       SOLE                    25930        0        0
APPLE INC                      COM              037833100     1828     4793 SH       SOLE                     4793        0        0
BED BATH & BEYOND INC          COM              075896100     1804    31480 SH       SOLE                    31480        0        0
CELGENE CORP                   COM              151020104     1749    28250 SH       SOLE                    28250        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105     1803     5950 SH       SOLE                     5950        0        0
CLIFFS NATURAL RESOURCES INC   COM              18683K101      370     7223 SH       SOLE                     7223        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      920    14670 SH       SOLE                    14670        0        0
CONCHO RES INC                 COM              20605P101      865    12160 SH       SOLE                    12160        0        0
CONTINENTAL RESOURCES INC      COM              212015101      886    18325 SH       SOLE                    18325        0        0
COOPER INDUSTRIES PLC          SHS              G24140108      917    19880 SH       SOLE                    19880        0        0
CORN PRODS INTL INC            COM              219023108      843    21495 SH       SOLE                    21495        0        0
CSX CORP                       COM              126408103      826    44255 SH       SOLE                    44255        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      896    92690 SH       SOLE                    92690        0        0
FOSSIL INC                     COM              349882100      805     9925 SH       SOLE                     9925        0        0
HALLIBURTON CO                 COM              406216101      647    21205 SH       SOLE                    21205        0        0
HANSEN NAT CORP                COM              411310105     1859    21295 SH       SOLE                    21295        0        0
HEALTHSPRING INC               COM              42224N101     1741    47750 SH       SOLE                    47750        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      963     5505 SH       SOLE                     5505        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     7347   139735 SH       SOLE                   139735        0        0
ITC HLDGS CORP                 COM              465685105     1913    24710 SH       SOLE                    24710        0        0
LIMITED BRANDS INC             COM              532716107      922    23935 SH       SOLE                    23935        0        0
MCDONALDS CORP                 COM              580135101     1921    21879 SH       SOLE                    21879        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309     1771    48555 SH       SOLE                    48555        0        0
MICROSOFT CORP                 COM              594918104      922    37045 SH       SOLE                    37045        0        0
NORDSON CORP                   COM              655663102      915    23015 SH       SOLE                    23015        0        0
PANERA BREAD CO                CL A             69840w108     1743    16765 SH       SOLE                    16765        0        0
PERRIGO CO                     COM              714290103     1917    19745 SH       SOLE                    19745        0        0
RACKSPACE HOSTING INC          COM              750086100      968    28345 SH       SOLE                    28345        0        0
STARBUCKS CORP                 COM              855244109     1808    48480 SH       SOLE                    48480        0        0
SXC HEALTH SOLUTIONS CORP      COM              78505P100     1083    19445 SH       SOLE                    19445        0        0
TERRA NITROGEN CO L P          COM UNIT         881005201     2156    14930 SH       SOLE                    14930        0        0
TIFFANY & CO NEW               COM              886547108     1600    26315 SH       SOLE                    26315        0        0
WABTEC CORP                    COM              929740108      923    17460 SH       SOLE                    17460        0        0
WYNN RESORTS LTD               COM              983134107     1404    12198 SH       SOLE                    12198        0        0